Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Schwab Treasury Inflation Protected Securities Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Treasury Inflation Protected Securities Index Fund
Average Annual Return, Percent	[1]	0.98%	0.33%		2.40%
Schwab U.S. Aggregate Bond Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Aggregate Bond Index Fund
Average Annual Return, Percent	[1]	1.81%	(0.34%)	1.64%
Schwab Short-Term Bond Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Short-Term Bond Index Fund
Average Annual Return, Percent	[1]	2.03%	1.64%	2.04%
Schwab Tax-Free Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Tax-Free Bond Fund
Average Annual Return, Percent	[1],[2]	3.78%	0.48%		1.59%
Schwab California Tax-Free Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab California Tax-Free Bond Fund
Average Annual Return, Percent	[1],[2]	3.41%	0.46%		1.46%
Schwab Opportunistic Municipal Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Schwab Opportunistic Municipal Bond Fund
Average Annual Return, Percent	[1],[2]	5.02%	0.08%		1.60%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[5]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)	1.75%	1.40%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%	0.54%		1.91%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Average Annual Return, Percent		1.08%	0.39%		2.47%
Bloomberg US Government/Credit 1-5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government/Credit 1-5 Year Index
Average Annual Return, Percent		2.15%	1.70%	2.14%
Bloomberg Municipal 3-15 Year Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 3-15 Year Blend Index
Average Annual Return, Percent		2.72%	0.81%		1.94%
Bloomberg California Municipal 3-15 Year Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg California Municipal 3-15 Year Blend Index
Average Annual Return, Percent		2.27%	0.74%
S&P California AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P California AMT-Free Municipal Bond Index
Average Annual Return, Percent		3.86%	0.51%		1.71%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
[4]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
[5]	The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.
[6]	The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[7]	The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[8]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.